Risk Management and Financial Instruments (Details) - Schedule of Statement of Income - USD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Risk Management and Financial Instruments (Details) - Schedule of Statement of Income [Line Items]
Cost of sales before hedge accounting adoption	$ (5,053,872)	$ (5,976,928)
Derivatives operating income (loss)	98	28,089
Cost of sales with hedge accounting	(5,053,774)	(5,948,839)
Financial income (expense), net excluding derivatives	(56,114)	(19,995)
Derivatives financial income (expense), net	(106,698)	(26,210)
Financial income (expense), net	(162,812)	(46,205)
Currency [Member]
Risk Management and Financial Instruments (Details) - Schedule of Statement of Income [Line Items]
Derivatives operating income (loss)		1,577
Derivatives financial income (expense), net	(84,351)	10
Commodities [Member]
Risk Management and Financial Instruments (Details) - Schedule of Statement of Income [Line Items]
Derivatives operating income (loss)	98	26,512
Derivatives financial income (expense), net	(22,047)	(24,752)
Interest [Member]
Risk Management and Financial Instruments (Details) - Schedule of Statement of Income [Line Items]
Derivatives financial income (expense), net	$ (300)	$ (1,468)